TRADE RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of current trade receivables

	Note	2025	2024

Trade receivables		6,960.4	6,871.9
Bad debt provision		(837.0)	(839.9)
Trade receivables, net		6,123.4	6,032.0
Related parties	30	228.2	237.9
Total current trade receivables		6,351.6	6,269.9

Schedule of maturity trade receivable

	2025			2024
	Trade receivables	Bad debt provision	Trade receivables, net	Trade receivables	Bad debt provision	Trade receivables, net
No past due	5,242.4	-	5,242.4	5,388.1	-	5,388.1
Past due – within 30 days	750.8	-	750.8	397.2	-	397.2
Past due – between 31 - 60 days	107.8	-	107.8	189.9	-	189.9
Past due – between 61 - 90 days	22.4	-	22.4	58.8	(2.0)	56.8
Past due – between 91 - 180 days	32.2	(32.2)	-	70.2	(70.2)	-
Past due – between 181 - 360 days	24.9	(24.9)	-	77.1	(77.1)	-
Past due over 360 days	779.9	(779.9)	-	690.6	(690.6)	-
Net carrying amount as at December 31	6,960.4	(837.0)	6,123.4	6,871.9	(839.9)	6,032.0

Schedule of estimated loss for doubtful debts

	2025	2024
Beginning balance	(839.9)	(721.0)
Effects of movements in foreign exchange in the balance sheet	34.4	(16.4)
Additions	(68.6)	(140.0)
Reversals	5.8	7.3
Write-offs	31.3	30.2
Final balance	(837.0)	(839.9)